Impairment review of tangible and intangible assets and right-of-use assets - Additional Information (Details) € in Millions	12 Months Ended
	Dec. 31, 2019 EUR (€) $ / MMBTU $ / bbl	Dec. 31, 2018 EUR (€)	Dec. 31, 2017 EUR (€)
Impairment review of tangible and intangible assets and right-of-use assets
Period over which management has projected cash flows	4 years
Long-term Brent price | $ / bbl	70
Weighted-average cost of capital	7.40%	7.30%
Impairment loss		€ 726
Italian spot gas benchmark reference price | $ / MMBTU	7.8
Reversal of impairment loss			€ 158
Flat long-term Brent price | $ / bbl	50
Flat Italian gas price | $ / MMBTU	5
Exploration & Production
Impairment review of tangible and intangible assets and right-of-use assets
Impairment loss	€ 1,217
Reduction in headroom observed	2.00%
Exploration & Production | Assets for which impairment or reversal was higher than EUR 100 million
Impairment review of tangible and intangible assets and right-of-use assets
Amount of impairment loss based on which weighted average cost of capital is disclosed	€ 100
Weighted-average cost of capital	6.40%
Pre-tax weighted-average cost of capital	6.90%
Exploration & Production | Congo
Impairment review of tangible and intangible assets and right-of-use assets
Weighted-average cost of capital	7.60%
Exploration & Production | Italy
Impairment review of tangible and intangible assets and right-of-use assets
Weighted-average cost of capital	6.40%
Exploration & Production | USA
Impairment review of tangible and intangible assets and right-of-use assets
Weighted-average cost of capital	6.50%
Refining & Marketing
Impairment review of tangible and intangible assets and right-of-use assets
Impairment loss	€ 819
Refining & Marketing | Assets for which impairment or reversal was higher than EUR 100 million
Impairment review of tangible and intangible assets and right-of-use assets
Amount of impairment loss based on which weighted average cost of capital is disclosed	€ 100
Weighted-average cost of capital	6.60%
Pre-tax weighted-average cost of capital	7.10%
Refining & Marketing | Sannazzaro refinery
Impairment review of tangible and intangible assets and right-of-use assets
Impairment loss	€ 684
Chemicals
Impairment review of tangible and intangible assets and right-of-use assets
Impairment loss	103
Gas & Power
Impairment review of tangible and intangible assets and right-of-use assets
Impairment loss	€ 37
Gas & Power | Forecast
Impairment review of tangible and intangible assets and right-of-use assets
Estimated production within 2035 (as a percent of reserves)	85.00%
Proven reserves, risk (as a percent)	70.00%
Probable/possible reserves, risk (as a percent)	30.00%
Overall net present value realized within 2035 (as a percent)	94.00%
CGU Gas Market
Impairment review of tangible and intangible assets and right-of-use assets
Growth rate used to extrapolate cash flow projections	0.00%